As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21625

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/08

Date of reporting period:  12/31/07

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2007
Intrepid Capital Fund
(Unaudited)

		Shares	Value
COMMON STOCKS - 64.38%
Beverages - 5.55%
Anheuser-Busch Companies, Inc.		16,885	$883,761
The Coca-Cola Co.		17,165	1,053,416
			1,937,177
Commercial Services & Supplies - 3.54%
Cintas Corp.		23,255	781,833
Jackson Hewitt Tax Service, Inc.		14,340	455,295
			1,237,128
Communications Equipment - 2.27%
Tellabs, Inc. (a)		121,040	791,602
Computers & Peripherals - 2.54%
Dell, Inc. (a)		36,200	887,262
Distributors - 0.95%
Prestige Brands Holdings, Inc. (a)		44,470	332,636
Food & Staples Retailing - 3.02%
Wal-Mart Stores, Inc.		22,150	1,052,790
Food Products - 3.93%
Kraft Foods, Inc.		22,430	731,891
Sara Lee Corp.		39,740	638,224
			1,370,115
Health Care Providers & Services - 1.80%
Health Management Associates, Inc.		104,780	626,584
Hotels, Restaurants & Leisure - 1.81%
International Speedway Corp. - Class A		15,360	632,525
Household Products - 4.00%
Oil-Dri Corporation of America		63,562	1,394,550
Insurance - 13.67%
Baldwin & Lyons, Inc.		30,925	849,201
Berkshire Hathaway, Inc. (a)		275	1,302,400
Horace Mann Educators Corp.		63,050	1,194,167
Travelers Companies, Inc.		6,960	374,448
XL Capital Ltd.		20,900	1,051,479
			4,771,695
IT Services - 4.79%
Automatic Data Processing, Inc.		19,095	850,300
Broadridge Financial Solutions, Inc.		36,634	821,701
			1,672,001
Multiline Retail - 0.92%
Family Dollar Stores, Inc.		16,700	321,141
Personal Products - 2.29%
Alberto-Culver Co.		32,545	798,654
Pharmaceuticals - 2.50%
Mylan Laboratories, Inc.		61,970	871,298
Specialty Retail - 8.04%
Aaron Rents, Inc.		44,135	849,157
Limited Brands		41,545	786,447
Rent-A-Center, Inc. (a)		63,265	918,608
Sally Beauty Holdings, Inc. (a)		27,880	252,314
			2,806,526
Textiles, Apparel & Luxury Goods - 2.36%
Hanesbrands, Inc. (a)		30,308	823,468
Water Utilities - 0.40%
Connecticut Water Service, Inc.		5,900	139,063

TOTAL COMMON STOCKS (Cost $21,339,511)			22,466,215
		Principal
		Amount
CORPORATE BONDS - 27.68%
Aerospace & Defense - 1.37%
Goodrich Corp.
7.50%, 04/15/2008		$476,000	478,806
Beverages - 1.33%
Cott Beverages USA, Inc.
8.00%, 12/15/2011		496,000	463,760
Building Products - 1.40%
Gibraltar Industries, Inc.
8.00%, 12/01/2015		539,000	487,795
Commercial Services & Supplies - 1.49%
Waste Management, Inc.
6.50%, 11/15/2008		514,000	520,729
Construction & Engineering - 1.27%
Blount, Inc.
8.88%, 08/01/2012		440,000	443,300
Electronic Equipment & Instruments - 1.90%
Syniverse Technologies, Inc.
7.75%, 08/15/2013		684,000	663,480
Holding Company - 1.85%
AMR Holding Co. / Emcare Holding Co.
10.00%, 02/15/2015		610,000	646,600
Hotels, Restaurants & Leisure - 1.96%
Speedway Motorsports, Inc.
6.75%, 06/01/2013		691,000	684,090
Household Products - 2.01%
Central Garden & Pet Co.
9.13%, 02/01/2013		812,000	700,350
IT Services - 1.15%
Certegy, Inc.
4.75%, 09/15/2008		406,000	402,447
Media - 3.11%
Echostar DBS Corp.
5.75%, 10/01/2008		691,000	691,864
Scholastic Corp.
5.00%, 04/15/2013		454,000	392,252
			1,084,116
Paper & Forest Products - 1.85%
Appleton Papers, Inc.
8.13%, 06/15/2011		655,000	645,994
Photo Equipment & Supplies - 1.56%
Da-Lite Screen Co., Inc.
9.50%, 05/15/2011		543,000	543,000
Real Estate - 1.82%
American Real Estate Partners
7.13%, 02/15/2013		671,000	634,095
Specialty Retail - 3.61%
Payless ShoeSource, Inc.
8.25%, 08/01/2013		635,000	600,075
Rent-A-Center, Inc.
7.50%, 05/01/2010		705,000	660,938
			1,261,013

TOTAL CORPORATE BONDS (Cost $10,030,329)			9,659,575

U.S. TREASURY OBLIGATIONS - 5.90%
U.S. Treasury Note - 5.90%
4.13%, 08/15/2008		38,000	38,172
4.88%, 08/31/2008		2,000,000	2,018,126
			2,056,298

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,061,157)			2,056,298
		Shares
SHORT TERM INVESTMENTS - 2.54%
Money Market Funds - 2.24%
Fidelity Government Portfolio I		85,343	85,343
SEI Daily Income Trust Treasury Fund		695,900	695,900
			781,243
		Principal
		Amount
U.S. Treasury Bills - 0.30%
U.S. Treasury Bill
0.00%, 02/21/2008		$38,000	37,843
0.00%, 03/06/2008		29,000	28,845
0.00%, 04/24/2008		39,000	38,626
			105,314

TOTAL SHORT TERM INVESTMENTS (Cost $886,557)			886,557

Total Investments (Cost $34,317,554) - 100.50%			35,068,645
Liabilities in Excess of Other Assets - (0.50)%			-173,338
TOTAL NET ASSETS - 100.00%			$34,895,307

Percentages are stated as a percent of net assets.
(a) Non income producing.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

Cost of investments	$34,317,554
Gross unrealized appreciation	2,098,560
Gross unrealized depreciation	(1,347,469)
Net unrealized appreciation	$751,091

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2007
Intrepid Small Cap Fund
(Unaudited)

		Shares	Value
COMMON STOCKS - 80.33%
Aerospace & Defense - 2.95%
Applied Signal Technology, Inc.		16,300	$221,354
Auto Components - 0.39%
Strattec Security Corp.		700	29,001
Beverages - 0.38%
National Beverage Corp.		3,600	28,944
Commercial Banks - 0.37%
ACNB Corp.		1,840	27,968
Commercial Services & Supplies - 4.50%
Cintas Corp.		3,185	107,080
Ecology & Environment, Inc.		3,200	35,488
Jackson Hewitt Tax Service, Inc.		4,995	158,591
United Rentals, Inc. (a)		2,000	36,720
			337,879
Communications Equipment - 4.57%
Communications Systems, Inc.		16,420	195,234
Tellabs, Inc. (a)		22,610	147,869
			343,103
Consumer Finance - 0.19%
First Cash Financial Services, Inc. (a)		1,000	14,680
Distributors - 1.38%
Prestige Brands Holdings, Inc. (a)		13,825	103,411
Electric Utilities - 2.66%
CH Energy Group, Inc.		300	13,362
Great Plains Energy, Inc.		1,000	29,320
Portland General Electric Co.		3,700	102,786
Unitil Corp.		1,000	28,400
Westar Energy, Inc.		1,000	25,940
			199,808
Electronic Equipment & Instruments - 4.54%
Mocon, Inc.		29,981	340,884
Food & Staples Retailing - 0.69%
Weis Markets, Inc.		1,300	51,922
Gas Utilities - 9.47%
Delta Natural Gas, Inc.		8,865	223,841
Energy West, Inc.		19,565	283,693
RGC Resources, Inc.		6,737	203,794
			711,328
Health Care Equipment & Supplies - 0.59%
Candela Corp. (a)		8,000	44,640
Health Care Technology - 0.75%
Mediware Information Systems, Inc. (a)		8,435	56,767
Hotels, Restaurants & Leisure - 4.04%
International Speedway Corporation		6,810	280,436
Papa John's International, Inc. (a)		1,000	22,700
			303,136
Household Durables - 3.79%
American Greetings		2,000	40,600
National Presto Industries, Inc.		2,200	115,852
Virco Mfg. Corporation		17,345	128,006
			284,458
Household Products - 6.21%
Central Garden and Pet Co. (a)		3,000	17,280
Oil-Dri Corporation of America		20,462	448,936
			466,216
Insurance - 8.43%
Baldwin & Lyons, Inc.		8,665	237,941
EMC Insurance Group, Inc.		900	21,303
Horace Mann Educators Corp.		19,750	374,065
			633,309
Internet & Catalog Retail - 0.85%
FTD Group, Inc.		4,000	51,520
PetMed Express, Inc. (a)		1,000	12,100
			63,620
IT Services - 0.20%
CSG Systems International (a)		1,000	14,720
Machinery - 1.80%
Alamo Group, Inc.		1,600	28,992
Freightcar America, Inc.		500	17,500
Gencor Industries, Inc. (a)		7,000	71,750
Mueller Industries, Inc.		600	17,394
			135,636
Multiline Retail - 3.44%
Family Dollar Stores, Inc.		13,430	258,259
Oil & Gas - 1.20%
Adams Resources & Energy, Inc.		3,500	89,950
Personal Products - 1.34%
CCA Industries, Inc.		2,500	24,175
Mannatech, Inc.		2,000	12,640
Schiff Nutrition International, Inc.		3,700	21,238
United Guardian, Inc.		4,100	42,681
			100,734
Pharmaceuticals - 0.14%
Medicis Pharmaceutical		400	10,388
Real Estate - 0.28%
Mid-America Apartment Communities, Inc. (a)		500	21,375
Semiconductor & Semiconductor Equipment - 0.26%
DSP Group, Inc. (a)		1,600	19,520
Software - 0.56%
Fair Isaac Corp.		1,300	41,795
Specialty Retail - 6.90%
Aaron Rents, Inc.		5,205	100,144
Asbury Automotive Group, Inc.		1,000	15,050
DSW, Inc. (a)		11,675	219,023
Men's Wearhouse, Inc.		1,100	29,678
Office Depot, Inc. (a)		3,900	54,249
RadioShack Corp.		1,200	20,232
Rent-A-Center, Inc. (a)		5,490	79,715
			518,091
Textiles, Apparel & Luxury Goods - 3.29%
Hanesbrands, Inc. (a)		2,000	54,340
McRae Industries, Inc.		8,494	144,908
Perry Ellis International, Inc. (a)		3,100	47,678
			246,926
Water Utilities - 4.17%
Connecticut Water Service, Inc.		8,940	210,716
Middlesex Water Co.		5,425	102,804
			313,520

TOTAL COMMON STOCKS (Cost $5,830,068)			6,033,342

SHORT TERM INVESTMENTS - 19.44%
Money Market Funds - 2.33%
Fidelity Government Portfolio I		25,419	25,419
SEI Daily Income Trust Treasury Fund		149,400	149,400
			174,819
		Principal
		Amount
U.S. Treasury Bills - 17.11%
U.S. Treasury Bills
0.00%, 04/10/2008		$500,000	494,477
0.00%, 05/01/2008		800,000	791,126
			1,285,603

TOTAL SHORT TERM INVESTMENTS (Cost $1,460,421)			1,460,422

Total Investments (Cost $7,290,489) - 99.77%			7,493,764
Other Assets in Excess of Liabilities - 0.23%			16,947
TOTAL NET ASSETS - 100.00%			$7,510,711

Percentages are stated as a percent of net assets.
(a) Non income producing.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

Cost of investments	$7,290,489
Gross unrealized appreciation	371,765
Gross unrealized depreciation	(168,490)
Net unrealized appreciation	$203,275

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2007
Intrepid Income Fund
(Unaudited)

		Principal
		Amount	Value
CORPORATE BONDS - 64.08%
Aerospace & Defense - 4.11%
Goodrich Corp.
7.500%, 04/15/2008		$1,017,000	$1,022,996
Beverages - 3.47%
Cott Beverages USA, Inc.
8.000%, 12/15/2011		926,000	865,810
Building Products - 3.45%
Gibraltar Industries, Inc.
8.000%, 12/01/2015		951,000	860,655
Commercial Services & Supplies - 4.63%
Waste Management, Inc.
6.500%, 11/15/2008		1,138,000	1,152,898
Construction & Engineering - 3.59%
Blount, Inc.
8.880%, 08/01/2012		889,000	895,667
Electronic Equipment & Instruments - 3.92%
Syniverse Technologies, Inc.
7.750%, 08/15/2013		1,006,000	975,820
Holding Company - 3.89%
AMR Holding Co. / Emcare Holding Co.
10.000%, 02/15/2015		915,000	969,900
Hotels, Restaurants & Leisure - 4.55%
Speedway Motorsports, Inc.
6.750%, 06/01/2013		1,146,000	1,134,540
Household Products - 3.40%
Central Garden & Pet Co.
9.130%, 02/01/2013		981,000	846,112
IT Services - 3.76%
Certegy, Inc.
4.750%, 09/15/2008		945,000	936,731
Media - 6.66%
Echostar DBS Corp.
5.750%, 10/01/2008		733,000	733,916
Scholastic Corp.
5.000%, 04/15/2013		1,071,000	925,336
			1,659,252
Paper & Forest Products - 4.65%
Appleton Papers, Inc.
8.130%, 06/15/2011		1,175,000	1,158,844
Photo Equipment & Supplies - 3.70%
Da-Lite Screen Co., Inc.
9.500%, 05/15/2011		923,000	923,000
Real Estate - 3.12%
American Real Estate Partners
7.130%, 02/15/2013		824,000	778,680
Specialty Retail - 7.18%
Payless ShoeSource, Inc.
8.250%, 08/01/2013		875,000	826,875
Rent-A-Center, Inc.
7.500%, 05/01/2010		1,027,000	962,813
			1,789,688

TOTAL CORPORATE BONDS (Cost $16,400,885)			15,970,593

U.S. TREASURY OBLIGATIONS - 8.28%
U.S. Treasury Note - 8.28%
3.75%, 05/15/2008		335,000	335,497
5.13%, 06/30/2008		668,000	673,741
4.13%, 08/15/2008		1,049,000	1,053,754
			2,062,992

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,055,723)			2,062,992
		Shares
SHORT TERM INVESTMENTS - 25.42%
Money Market Funds - 9.85%
AIM STIC Prime Portfolio		491,400	491,400
AIM STIT Treasury Portfolio		491,400	491,400
Fidelity Government Portfolio I		491,400	491,400
Fidelity Money Market Portfolio		491,400	491,400
SEI Daily Income Trust Treasury Fund		491,400	491,400
			2,457,000
		Principal
		Amount
U.S. Treasury Bills - 15.57%
U.S. Treasury Bill
0.00%, 01/03/2008		$1,000,000	999,736
0.00%, 02/21/2008		965,000	960,594
0.00%, 03/06/2008		664,000	659,122
0.00%, 04/24/2008		1,273,000	1,260,811
			3,880,263

TOTAL SHORT TERM INVESTMENTS (Cost $6,337,263)			6,337,263

Total Investments (Cost $24,793,871) - 97.78%			24,370,848
Other Assets in Excess of Liabilities - 2.22%			553,167
TOTAL NET ASSETS - 100.00%			$24,924,015

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

Cost of investments	$24,793,871
Gross unrealized appreciation	48,689
Gross unrealized depreciation	(471,712)
Net unrealized depreciation	($423,023)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2007
Intrepid All Cap Fund
(Unaudited)

		Shares	Value
COMMON STOCKS - 83.87%
Beverages - 10.75%
Anheuser-Busch Companies, Inc.		6,155	$322,153
The Coca-Cola Co.		6,195	380,187
			702,340
Commercial Services & Supplies - 5.81%
Cintas Corp.		8,785	295,352
Jackson Hewitt Tax Service, Inc.		2,655	84,296
			379,648
Communications Equipment - 1.98%
Tellabs, Inc. (a)		19,810	129,558
Computers & Peripherals - 4.46%
Dell, Inc. (a)		11,895	291,547
Distributors - 0.98%
Prestige Brands Holdings, Inc. (a)		8,530	63,804
Food & Staples Retailing - 4.49%
Wal-Mart Stores, Inc.		6,170	293,260
Food Products - 8.18%
Kraft Foods, Inc.		7,825	255,330
Sara Lee Corp.		17,400	279,444
			534,774
Health Care Providers & Services - 3.01%
Health Management Associates, Inc.		32,930	196,921
Hotels, Restaurants & Leisure - 2.93%
International Speedway Corp. - Class A		4,645	191,281
Insurance - 13.35%
Baldwin & Lyons, Inc.		3,325	91,305
Horace Mann Educators Corp.		15,180	287,509
Travelers Companies, Inc.		3,265	175,657
XL Capital Ltd.		6,323	318,110
			872,581
IT Services - 5.39%
Automatic Data Processing, Inc.		7,415	330,190
Broadridge Financial Solutions, Inc.		970	21,757
			351,947
Multiline Retail - 1.25%
Family Dollar Stores, Inc.		4,240	81,535
Personal Products - 4.44%
Alberto-Culver Co.		11,835	290,431
Pharmaceuticals - 4.19%
Mylan Laboratories, Inc.		19,480	273,889
Specialty Retail - 8.56%
Aaron Rents, Inc.		7,235	139,201
Limited Brands		12,915	244,481
Rent-A-Center, Inc. (a)		10,250	148,830
Sally Beauty Holdings, Inc. (a)		2,935	26,562
			559,074
Textiles, Apparel & Luxury Goods - 4.10%
Hanesbrands, Inc. (a)		9,853	267,706

TOTAL COMMON STOCKS (Cost $5,718,447)			5,480,296
		Principal
		Amount
U.S. TREASURY OBLIGATIONS - 3.06%
U.S. Treasury Note - 3.06%
3.38%, 02/15/2008		$200,000	200,078

TOTAL U.S. TREASURY OBLIGATIONS (Cost $199,970)			200,078

		Shares
SHORT TERM INVESTMENTS - 13.96%
Money Market Funds - 3.34%
Fidelity Government Portfolio I		86,549	86,549
SEI Daily Income Trust Treasury Fund		131,500	131,500
			218,049
		Principal
		Amount
U.S. Treasury Bills - 10.62%
U.S. Treasury Bills
0.00%, 02/28/2008		$400,000	398,021
0.00%, 05/08/2008		300,000	296,240
			694,261

TOTAL SHORT TERM INVESTMENTS (Cost $912,310)			912,310

Total Investments (Cost $6,830,727) - 100.89%			6,592,684
Liabilities in Excess of Other Assets - (0.89)%			-58,324
TOTAL NET ASSETS - 100.00%			$6,534,360

Percentages are stated as a percent of net assets.
(a) Non income producing.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

Cost of investments	$6,830,727
Gross unrealized appreciation	41,370
Gross unrealized depreciation	(279,413)
Net unrealized depreciation	($238,043)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title) /s/ Mark F. Travis
 Mark F. Travis, President

Date  02/22/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark F. Travis
   Mark F. Travis, President

Date  02/22/08

By (Signature and Title)* /s/ Donald C. White
   Donald C. White, Treasurer

Date  02/22/08

* Print the name and title of each signing officer under his or her signature.